Depreciation Amortization and Impairment - Schedule of Impairment Assessment Process (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	137.80%	121.38%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value		107.09%